Earnings (Loss) Per Share (Details) - Schedule of Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share [Abstract]
Net income attributable to Company shareholders	$ 328,770	$ (53,243)	$ 661,097	$ (332,880)	$ (198,869)	$ 2,997,488	$ 3,811,442
Weighted average – common shares outstanding	2,218,116,370	2,218,116,370	2,218,116,370	2,218,116,370	2,218,116	2,230,412	2,479,191
Basic earnings (loss) per share	$ 0.15	$ (0.02)	$ 0.3	$ (0.15)	$ (0.09)	$ 1.34	$ 1.54